BUSINESS COMBINATIONS	12 Months Ended
Dec. 31, 2014
BUSINESS COMBINATIONS
BUSINESS COMBINATIONS

6. BUSINESS COMBINATIONS

Trade Lead Acquisition

On January 6, 2012 (“the acquisition date”), the Company completed the acquisition of the remaining 95% equity interest in Trade Lead and Tianshi, a PRC domestic company owned by principal owners of Trade Lead, for a total purchase price of RMB112,936, which was settled by cash consideration of RMB78,869 and 6,202,179 Class A ordinary shares of the Company. In addition, the consideration transferred includes the effective settlement of amounts payable by Youku to Trade Lead and Tianshi of RMB47,071 and the acquisition-date fair value of the 5% equity interest in Trade Lead and Tianshi previously held by the Company of RMB5,051. The net gain arising from the re-measurement of the existing carrying value of investment to fair value amounted to RMB3,344 and was included in “Other income (loss), net” in the consolidated statements of comprehensive loss. There was no gain or loss recognized from the effective settlement of pre-existing relationships between Youku, Trade Lead and Tianshi.

On the acquisition date, the allocation of the purchase price of the assets acquired and liabilities assumed based on their fair values was as follows:

RMB
Cash and cash equivalents	53,091
Tangible assets acquired	88,888
Intangible assets	6,391
Goodwill	73,688
Liabilities assumed	(56,194)
Deferred tax liabilities	(806)
Total consideration	165,058

The excess of purchase price over tangible assets, identifiable intangible assets and liabilities assumed was recorded as goodwill. None of the goodwill is expected to be deductible for income tax purposes. The acquired identifiable intangible assets were valued using an income approach known as the multi-period excess earnings method.

Total identifiable intangible assets acquired mainly include sales backlog of RMB5,821, and TV episodes library of RMB570, which have an estimated average useful life of one year. Total goodwill of RMB73,688 primarily represents expected synergies from combining the operations of the Company, Trade Lead and Tianshi, which are complementary to each other.

The Company recognized RMB1,140 of acquisition-related costs which were included in general and administrative expenses for the year ended December 31, 2012.

The actual results of operation after the acquisition date and pro forma results of operations for the acquisition have not been presented because the effects were not material

Tudou Acquisition

On August 23, 2012, Youku announced the completion of the Merger between Tudou and Merger Sub pursuant to the Merger Agreement. Tudou was one of the leading Internet video companies in the PRC providing premium licensed content, user generated content and original in-house produced content. Each of Tudou’s Class A ordinary shares and Class B ordinary shares (not including Tudou Class B ordinary shares represented by Tudou ADSs) issued and outstanding immediately prior to the effective time of the closing of the Merger has been cancelled in exchange for the right to receive 7.177 Class A ordinary shares of Youku, and each of Tudou’s ADSs representing four Tudou Class B ordinary shares had been surrendered in exchange for the right to receive 1.595 of Youku ADSs, each of which represents 18 Class A ordinary shares of Youku.

Youku completed the acquisition of Tudou on August 23, 2012, the date on which control was obtained to govern the financial and operating policies of Tudou and obtain benefits from its activities. Youku is identified as the accounting acquirer since shareholders of Youku held a controlling interest in the combined entity after the Merger, Youku’s former management team dominates the executive positions of the combined entity and Youku paid a premium over the pre-combination fair value of Tudou to effect the Merger. The Company expects to achieve significant synergies and cost reductions by eliminating redundant processes and facilities. The results of Tudou’s operations have been included in the consolidated financial statements of the Company since the acquisition date.

The acquisition-date fair value of the consideration transferred totaled RMB5,411,030, which consisted of the following:

RMB
To Tudou shareholders*	5,262,951
To holders of outstanding Tudou share options**	144,598
Settlement of pre-existing relationships ***	3,481
Total consideration	5,411,030

* The fair value of Youku shares issuable to Tudou shareholders totaled 838,604,288 Youku Class A ordinary shares, was based on the closing price of US$17.78 of Youku ADS on the New York Stock Exchange (“NYSE”) on August 23, 2012. 834,109,274 Youku Class A ordinary shares have been issued as of December 31, 2012 and the remaining 4,495,014 Youku Class A ordinary shares previously held in escrow were issued to Mr. Gary Wang, the founder and chief executive officer of Tudou, during the year ended December 31, 2013 (Note 19).

** Youku issued replacement share options. The portion of the fair-value-based measure of the replacement award amounted to RMB144,598 was attributable to pre-combination services and included as a component of the consideration to be transferred.

***  As a result of the Merger, amounts receivable from and payable to Tudou were effectively settled,  resulting in an increase of RMB3,481 to the consideration transferred. No gain or loss was recognized as a result of the settlement of pre-existing relationships between Youku and Tudou.

According to ASC 805, Business Combinations (“ASC 805”), to determine the portion of a replacement award that is part of the consideration transferred for the acquiree, the acquirer shall measure both the replacement awards granted by the acquirer and the acquiree awards as of the acquisition date in accordance with ASC 718. The portion of the fair-value-based measure of the replacement award that is part of the consideration transferred was RMB144,598 and represents the portion of the acquiree award that is attributable to pre-combination service. The difference in the fair value between Youku’s issued replacement award and Tudou’s award attributable to pre-combination service was inconsequential and expensed on the date of replacement, or the acquisition date. The fair value of replacement awards related to post-combination service is recognized in the post-combination statements of comprehensive income over the remaining vesting period of the replacement awards (Note 23).

The Company has completed the valuations necessary to assess the fair value of the tangible and intangible assets acquired and liabilities assumed, resulting from which the amount of goodwill was determined and recognized as of the acquisition date. The following table summarizes the estimated aggregate fair values of the assets acquired and liabilities assumed as of the date of acquisition:

RMB
Cash and cash equivalents	404,444
Restricted cash	38,069
Accounts receivable	274,412
Property, plant and equipment	93,870
Licensed copyrights	97,900
Intangible assets	985,330
Other assets	47,420
Short-term loan	(31,544)
Other current liabilities	(445,171)
Deferred tax liabilities	(235,582)
Goodwill	4,181,882

Total consideration	5,411,030

The fair value of accounts receivable acquired was RMB274,412. Gross contractual accounts receivable acquired totaled RMB354,787 and the Company’s best estimate of the contractual cash flows not expected to be collected at acquisition date totaled RMB80,375.

The excess of purchase price over tangible assets, identifiable intangible assets and liabilities assumed was recorded as goodwill. The goodwill recognized is attributable primarily to expected synergies and the assembled workforce of Tudou. None of the goodwill is expected to be deductible for income tax purposes. For the years ended December 31, 2012 and 2013, no significant measurement period adjustments were recorded.

The details of acquired intangible assets and licensed copyrights are as follows:

	Valuation Method	RMB	Estimated Remaining Useful Life
Domain name, trademarks and Online video license	Relief from royalty	845,300	Indefinite
Technology	Relief from royalty	27,900	Around 5 years
Non-compete agreement	Profit differential	8,200	Around 3 years
Customer relationship	Cost approach	41,530	Around 5 years
User generated content	Multi-period excess earnings method	62,300	Around 2 years
Content produced	Multi-period excess earnings method	100	Around 0.1 years

Total		985,330

	Valuation Method	RMB	Estimated Remaining Useful Life
Licensed copyrights	Multi-period excess earnings method	97,900	Around 1.79 years

The Company recognized RMB27,614 of acquisition-related costs which were included in general and administrative expenses for the year ended December 31, 2012.

The amount of revenue and net loss of Tudou included in the Company’s consolidated statements of comprehensive loss from the acquisition date to December 31, 2012 is RMB195,668 and RMB157,400, respectively.

The information of pro forma revenue and net loss for the year ended December 31, 2011 is not available and the cost to develop it would be excessive. The unaudited pro forma information for the year ended December 31, 2012 set forth below gives effect to the acquisition as if it had occurred at the beginning of the fiscal year. The pro forma results have been calculated after applying the Company’s accounting policies and including adjustments primarily related to the amortization of acquired intangible assets, share-based compensation expenses for assumed unvested stock options, together with the consequential tax effects, as applicable. The pro forma information does not include any impact of transaction synergies and is presented for informational purposes only and is not necessarily indicative of the results of operations that actually would have been occurred had the acquisition been consummated as of that time or that may result in the future:

	Year ended December 31,
	Pro Forma (unaudited)	As Restated
	2012	2012
	RMB	RMB
Revenue, net	2,317,388	1,909,802
Net loss	640,296	402,791